Schedule of Remaining Contractual Maturities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Rou Assets And Operating Lease Liabilities
During the year ended March 31, 2027	$ 39,684
Total future lease payments	39,684
Less: imputed interest	(259)
Operating Lease Liability	$ 39,425	$ 73,245